Impairment, restructuring and other expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment, restructuring and other expense [Abstract]
Impairment costs	€ (0.1)	€ (9.0)	€ (3.4)
Restructuring costs	(3.4)	(26.6)	(37.4)
Separation costs	(28.3)	(17.4)	(36.8)
Other (expense) income	(0.2)	(43.3)	(15.2)
TOTAL IMPAIRMENT, RESTRUCTURING AND OTHER EXPENSE	(32.0)	€ (96.3)	€ (92.8)
Severance provisions	3.8
Provision on facility costs	€ 0.4